Other Income (Expense)	12 Months Ended
Jun. 30, 2013
Other Income (Expense)

NOTE 3 — OTHER INCOME (EXPENSE)

The components of other income (expense) were as follows:

(In millions)

Year Ended June 30,	2013	2012	2011

Dividends and interest income	$677	$800	$900
Interest expense	(429)	(380)	(295)
Net recognized gains on investments	116	564	439
Net losses on derivatives	(196)	(364)	(77)
Net losses on foreign currency remeasurements	(74)	(117)	(26)
Other	194	1	(31)

Total	$288	$504	$910

Following are details of net recognized gains (losses) on investments during the periods reported:

(In millions)

Year Ended June 30,	2013	2012	2011

Other-than-temporary impairments of investments	$(208)	$(298)	$(80)
Realized gains from sales of available-for-sale securities	489	1,418	734
Realized losses from sales of available-for-sale securities	(165)	(556)	(215)

Total	$116	$564	$439